Loans - Schedule of Subsequently Defaulted TDRs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 SecurityLoan	Dec. 31, 2013 SecurityLoan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans		9
Pre-modification Outstanding Recorded Investment		$ 14,835
Post-modification Outstanding Recorded Investment		12,429
TDRs Occurring During The Period [Member] | Non-Covered TDRs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	40	54
Recorded Investment	1,600	17,305
Real Estate [Member] | Commercial Loans [Member] | TDRs Occurring During The Period [Member] | Non-Covered TDRs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans		9
Pre-modification Outstanding Recorded Investment		14,835
Post-modification Outstanding Recorded Investment		12,429
Number of Loans	30	35
Recorded Investment		4,452
Business [Member] | Commercial Loans [Member] | TDRs Occurring During The Period [Member] | Non-Covered TDRs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	9	17
Recorded Investment	1,600	12,808
Home Equity [Member] | Consumer and Other Loans [Member] | TDRs Occurring During The Period [Member] | Non-Covered TDRs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans		1
Recorded Investment		$ 45
Consumer - Other [Member] | Consumer and Other Loans [Member] | TDRs Occurring During The Period [Member] | Non-Covered TDRs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	1	1